Other accounts receivable	12 Months Ended
Dec. 31, 2018
Other accounts receivable [Abstract]
Other accounts receivable
7	Other accounts receivable

Other accounts receivable at December 31, 2018 and 2017, are summarized as follows:

	2018	2017
Recoverable taxes	$183,927	$175,268
Services for port, maritime and other operations	161,037	97,328
Insurance claims	12,286	958
Employees	4,466	8,561
Others	48,718	37,078
	$410,434	$319,193